CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (63)	$ (165)	$ (265)	$ (692)	$ (527)
Adjustments to reconcile to net cash provided by operating activities:
Depreciation and amortization (including amortization netted against equity earnings in affiliates and revenues)	277	292	1,163	1,212	1,331
Charges related to other operating expenses and other income	(34)	2	112	103	122
(Decrease) increase in cash, excluding the effects of acquisitions and dispositions, resulting from changes in operating assets and liabilities	(233)	(139)	0	59	(119)
Other non-cash and non-operating items, net	(49)	(34)	3	(9)	(40)
Purchase of investments	(16)	0
Increase (decrease) in cash, excluding the effects of acquisitions and dispositions, resulting from changes in:
Accounts receivable, current and long-term	(8)	55	(61)	63	(50)
Other assets, current and long-term	23	46	63	3	260
Accounts payable and other liabilities, current and long-term	(232)	(251)	12	(1)	(35)
Income tax accounts	(16)	11	(14)	(6)	(294)
Net cash provided by operating activities	(102)	(44)	1,013	673	767
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from dispositions, net of expenses paid	2	2	270	18	0
Distributions and dividends from subsidiaries	0	0	0	0	0
Additions to property and equipment	(67)	(54)	(308)	(194)	(193)
Payments to secure customer service contracts, including outlays for conversion, and capitalized systems development costs	(78)	(62)	(259)	(185)	(177)
Acquisitions, net of cash acquired	(8)	0	(31)	(12)	(33)
Proceeds from sale of property and equipment	0	2	3	12	8
Contributions to equity method investments			0	0	(8)
Other investing activities			(4)	8	6
Net cash used in investing activities	(167)	(112)	(329)	(353)	(397)
CASH FLOWS FROM FINANCING ACTIVITIES
Short-term borrowings, net	337	327	12	(109)	99
Proceeds from issuance of long-term debt			350	0	0
Debt modification (payments) proceeds and related financing costs	0	(91)	(343)	(10)	17
Intercompany	0	0	0	0	0
Principal payments on long-term debt	(20)	(19)	(2,261)	(93)	(84)
Proceeds from sale-leaseback transactions			0	0	14
Distributions and dividends paid to noncontrolling interests and redeemable noncontrolling interest	(63)	(52)	(266)	(224)	(262)
Distributions paid to equity holders	0	0	0	0	0
Purchase of noncontrolling interest			(1)	(24)	(25)
Capital transactions with parent, net	(1)	(19)	1,788	(30)	(8)
Net cash used in financing activities	253	146	(721)	(490)	(249)
Effect of exchange rate changes on cash and cash equivalents	(2)	(6)	(30)	(13)	1
Change in cash and cash equivalents	(18)	(16)	(67)	(183)	122
Cash and cash equivalents at beginning of period	358	425	425	608	486
Cash and cash equivalents at end of period	$ 340	$ 409	358	425	608
SUPPLEMENTAL CASH FLOW INFORMATION:
Income tax payments, net of refunds received			96	93	70
Interest paid			1,701	1,802	1,794
Distributions received from equity method investments			278	261	245
NON-CASH TRANSACTIONS:
Capital leases, net of trade-ins			$ 128	$ 112	$ 55